DERIVATIVE INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

12.     DERIVATIVE INSTRUMENTS

The Outstanding 2014 Warrants have anti-dilution protection provisions and, under certain conditions, require the Company to automatically reprice the warrants. Accordingly, these warrants are accounted for as derivative warrant liabilities. The Company used the Binomial Lattice option pricing model and assumptions that consider, among other factors, the fair value of the underlying stock, risk-free interest rate, volatility, expected life, and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Changes in the fair value of the derivative warrant liabilities are recognized currently in the Company’s consolidated statement of operations as a non-cash derivative gain or loss. For the three-month periods ended September 30,  2017 and 2016, the Company recorded a loss of $3.1 million and $336,000, respectively, in other income (expense) in the statement of operations. For the nine-month periods ended September 30, 2017 and 2016, the Company recorded a loss of $2.3 million and $788,000, respectively, in other income (expense) in the statement of operations.

The fair value of these derivative instruments, net of the impact of the August 2017 warrant exchange discussed above, at September 30, 2017 and December 31, 2016 was $41,000 and $1.3 million, respectively, and included as a derivative warrant liability in current liabilities on the balance sheet. The assumptions used principally in determining the fair value of the warrants were as follows:

	September 30,	December 31,
	2017	2016
Risk free interest rate	1.5%	1.2%
Expected dividend yield	—%	—%
Contractual term (in years)	1.6	2.4
Expected volatility	86%	89%

The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock for each reporting period.

The table below presents the changes in the derivative warrant liability during the three-month and nine-month periods ended September 30,  2017 and 2016:

	Three Months Ended September 30,
	2017	2016
Balance at June 30,	$519	$2,359
Increase in derivative liability prior to warrant exchange	3,029	—
Reduction in derivative liability due to warrant exchange	(3,537)	—
Increase (decrease) in the fair value of warrants	30	336
Balance at September 30,	$41	$2,695

	Nine Months Ended September 30,
	2017	2016
Balance at December 31,	$1,314	$1,907
Increase in derivative liability prior to warrant exchange	3,029	—
Reduction in derivative liability due to warrant exchange	(3,537)	—
Increase (decrease) in the fair value of warrants	(765)	788
Balance at September 30,	$41	$2,695

The Company’s March 2016 public offering resulted in a repricing of the existing warrants. The warrants’ prices were decreased from $5.75 per share to $3.87 per share. In addition, the number of warrants increased from 395,716 to 587,950.

The Company’s August 2017 warrant exchange resulted in a repricing of the Outstanding 2014 Warrants. The exercise price of the Outstanding 2014 Warrants was decreased from $3.87 per share to $0.83 per share. In addition, the number of Outstanding 2014 Warrants increased from 10,403 to 48,507. The decrease in the liability for the nine-month period ended September 30, 2017 was primarily driven by the impact of the warrant exchange and to a lesser degree due to the decrease in the fair value of the underlying stock price since December 31, 2016.

12. DERIVATIVE INSTRUMENTS

The warrants issued in connection with the Company’s May 2014 public offering to purchase 1,750,156 shares of the common stock (see Note 11) have anti-dilution protection provisions and, under certain conditions, require the Company to automatically reprice the warrants. Accordingly, these warrants are accounted for as derivative warrant liabilities. The Company used the Binomial Lattice option pricing model and assumptions that consider, among other factors, the fair value of the underlying stock, risk-free interest rate, volatility, expected life, and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Changes in the fair value of the derivative financial instruments are recognized currently in the Company’s consolidated statement of operations as a derivative gain or loss. The warrant derivative gains or losses are non-cash expenses and for the years ended December 31, 2016, 2015, and 2014, a (gain) loss of $(593),  $10,804 and $376, respectively, were included in other income (expense) in the Company’s consolidated statement of operations.

The fair value of these derivative instruments at December 31, 2016 and 2015 was $1,314 and $1,907, respectively, and was included as a derivative warrant liability in current liabilities. The assumptions used principally in determining the fair value of warrants were as follows:

	Year Ended December 31,
	2016		2015		2014
Risk-free interest rate	1.20%		0.65%		1.47%
Expected dividend yield	0%		0%		0%
Contractual term	2.4	years	3.4	years	4.4	years
Expected volatility	89%		100%		119%

The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock for each reporting period.

The table below presents the changes in derivative warrant liability during the years ended December 31, 2016,  2015, and 2014:

	Year Ended December 31,
	2016	2015	2014
Balance at beginning of year	$1,907	$7,224	$—
Issuance of warrants	—	—	6,848
(Decrease) increase in the fair value of the warrants	(593)	10,804	376
Fair value of derivative warrant liability reclassified to additional paid in capital	—	(16,121)	—
Balance at end of year	$1,314	$1,907	$7,224